STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of option activity

	Number of	Weighted Average Exercise Price
	Options	Per Share
Outstanding at June 30, 2025	700,000	$6.00
Granted	–	–
Exercised	–	–
Cancelled and expired	–	–
Forfeited and expired	–	–
Outstanding at September 30, 2025	700,000	$6.00